SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 10, 2020	Oct. 01, 2020	Feb. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Impairment of long lived assets held for use				$ 599	$ 496	$ 0
Proceeds from redeemable convertible preferred stock				0	8,934	161,233
Reduction in revenue					14,800
Performance obligations transaction price				12,200
Severance pay expense				2,887	2,008	$ 1,735
Contract with customers liability recognized				199	283
Upfront payment received for optional future production				800
Deferred Revenue				$ 3,500	$ 3,500
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 11.50
Redemption price of outstanding warrants in whole and not in part				$ 0.01
Number of private warrants held by initial purchasers				1,444,932
Number of private warrants outstanding				473,818
Long-term deferred revenue				$ 244
Percentage of investment portfolio not to invest more in single security				5.00%
Minimum [Member]
Accounting Policies [Line Items]
Redemption price of outstanding warrants in whole and not in part				$ 18
Right of use assets and lease liabilities				$ 33,000
Maximum [Member]
Accounting Policies [Line Items]
Right of use assets and lease liabilities				$ 35,000
Public warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares				7,499,991
Private warrants [Member]
Accounting Policies [Line Items]
Stock shares issued during the period shares				1,918,750
401(k) profit sharing plans [Member]
Accounting Policies [Line Items]
Employer matching contribution percentage				4.00%	4.00%	4.00%
Employer matching contribution to retirement plan amount				$ 30	$ 14	$ 35
Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Deferred Revenue				$ 1,059
Israel [Member]
Accounting Policies [Line Items]
Severance pay percentage of monthly salary contribution to the fund				8.33%
In Case Registered As Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future	7,023,865
Series C One Redeemable Convertible Preferred Shares [Member]
Accounting Policies [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)		943,148	346,678	346,678	2,699,114	0
Proceeds from redeemable convertible preferred stock		$ 8,934
Series C One Redeemable Convertible Preferred Shares [Member] | Minimum [Member]
Accounting Policies [Line Items]
Proceeds from redeemable convertible preferred stock				$ 100,000
Series C One Redeemable Convertible Preferred Shares [Member] | Memorandum Of Understanding With Magna International [Member]
Accounting Policies [Line Items]
Issuance of Convertible Preferred Shares, net of issuance cost (Shares)	1,755,966
Proceeds from redeemable convertible preferred stock
Series C One Redeemable Convertible Preferred Shares [Member] | In Case Not Registered As A Public Company [Member] | Performance Based Milestone [Member] | Performance Based Agreement With Magna [Member]
Accounting Policies [Line Items]
Class of warrants or rights or rights excercisable into shares issuable in the future				4,939,922